Employee Benefit Plans (Reconciliation Of Changes In Plan Assets Benefit Obligations And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ (3,396)		$ (2,234)
Accumulated benefit obligation	12,285		10,653
Decrease in other comprehensive income	148
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	1,337		1,169
Actual return on plan assets	95		147
Company contributions	137		94
Plan participant contribution	52		49
Benefits and expenses paid	(130)		(122)
Fair value of plan assets at December 31	1,491		1,337		1,169
Benefit obligation at January 1	1,755		1,511
Service cost for benefits earned	42		36
Interest cost	91		88		87
Actuarial loss	63		52
Plan amendments			128
Transitional costs			1
Benefits paid	(130)		(113)
Federal subsidy on benefits paid	12		3
Benefit obligation at December 31	1,885		1,755		1,511
Noncurrent liability	(394)		(418)
Accrued benefit cost	(394)		(418)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	10,250		9,330
Actual return on plan assets	1,016		1,235
Company contributions	230		162
Benefits and expenses paid	(503)		(477)
Fair value of plan assets at December 31	10,993		10,250		9,330
Benefit obligation at January 1	12,071	[1]	10,766
Service cost for benefits earned	320		253
Interest cost	660		645		624
Actuarial loss	1,450		856
Plan amendments			(1)
Transitional costs	2		4
Benefits paid	(503)		(452)
Benefit obligation at December 31	14,000	[1]	12,071	[1]	10,766
Current liability	(5)		(5)
Noncurrent liability	(3,002)		(1,816)
Accrued benefit cost	(3,007)		(1,821)
Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan participant contribution	$ 52		$ 49

[1]	PG&E Corporation's accumulated benefit obligation was $12,285 million and $10,653 million at December 31, 2011 and 2010, respectively.